Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	$ 40,659	$ 42,655	$ 42,196
SG&A expense	20,604	19,366	19,680
Other (income) and expense	(968)	1,152	1,125
Interest expense	1,344	723	615
Provision for/(benefit from) income taxes	731	2,619	5,642
Net (income) loss	(9,431)	(8,728)	(5,753)
Other comprehensive income/(loss)	893	(476)	2,806
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	32,491	33,687	33,399
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	7,263	7,835	7,587
Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	904	1,132	1,210
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(663)	(3,089)	1,206
Reclassification/amortization, Net of Tax Amount	1,556	2,612	1,599
Other comprehensive income/(loss), Before Tax Amount	1,029	(215)	3,235
Other comprehensive income/(loss), Tax (Expense)/Benefit	(136)	(262)	(429)
Other comprehensive income/(loss)	893	(476)	2,806
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(10)	(902)	769
Reclassification/amortization, Net of Tax Amount			0
Other comprehensive income/(loss), Before Tax Amount	(39)	(730)	152
Other comprehensive income/(loss), Tax (Expense)/Benefit	29	(172)	617
Other comprehensive income/(loss)	(10)	(902)	769
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	1	(2)	1
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	0	1	(1)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	1	(1)	0
Reclassification/amortization, Net of Tax Amount			1
Other comprehensive income/(loss), Before Tax Amount	1	(2)	2
Other comprehensive income/(loss), Tax (Expense)/Benefit	0	1	(1)
Other comprehensive income/(loss)	1	(1)	1
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Before Tax Amount			1
Reclassification/amortization, Tax (Expense)/Benefit			0
Reclassification/amortization, Net of Tax Amount			1
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(689)	(136)	(58)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	167	43	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(522)	(93)	(58)
Reclassification/amortization, Net of Tax Amount	59	337	(226)
Other comprehensive income/(loss), Before Tax Amount	(614)	313	(421)
Other comprehensive income/(loss), Tax (Expense)/Benefit	151	(69)	137
Other comprehensive income/(loss)	(463)	244	(284)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense	(53)	0	(11)
Other (income) and expense	(39)	341	(324)
Interest expense	197	71	22
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(68)	(30)	(70)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(51)	(8)	(3)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	89	75	23
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	17	8	27
Net (income) loss	(50)	(22)	(43)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	15	3	1
Net (income) loss	(37)	(5)	(3)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	(22)	(19)	(9)
Net (income) loss	67	56	14
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	14	0	3
Net (income) loss	(39)	0	(9)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	10	(86)	124
Net (income) loss	(29)	255	(199)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	(50)	(18)	(8)
Net (income) loss	148	53	13
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(131)	(2,092)	495
Reclassification/amortization, Net of Tax Amount	1,496	2,276	1,825
Other comprehensive income/(loss), Before Tax Amount	1,681	204	3,502
Other comprehensive income/(loss), Tax (Expense)/Benefit	(316)	(21)	(1,182)
Other comprehensive income/(loss)	1,365	184	2,320
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(73)	(182)	0
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	10	31	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(63)	(151)	0
Reclassification/amortization, Before Tax Amount	(9)	(73)	(88)
Reclassification/amortization, Tax (Expense)/Benefit	5	5	29
Reclassification/amortization, Net of Tax Amount	(4)	(68)	(58)
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(120)	(2,517)	682
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	52	576	(201)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(68)	(1,941)	481
Reclassification/amortization, Before Tax Amount	1,843	2,966	2,889
Reclassification/amortization, Tax (Expense)/Benefit	(371)	(632)	(1,006)
Reclassification/amortization, Net of Tax Amount	1,471	2,334	1,883
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	41	11	19
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(12)	(2)	(5)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	$ 29	$ 9	$ 14